Acquisitions - Unaudited Supplemental Pro Forma Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Business Acquisition [Line Items]
Revenue	$ 270,344	$ 223,430	[1]	$ 158,598	[2]
Net income (loss)	(61,174)	(24,644)	[1]	(32,484)	[2]
Net income (loss) attributable to Velti shareholders	$ (61,227)	$ (24,774)	[1]	$ (32,403)	[2]
Net income (loss) per share attributable to Velti:
Basic	$ (0.96)	$ (0.44)	[1]	$ (0.85)	[2]
Diluted	$ (0.96)	$ (0.44)	[1]	$ (0.85)	[2]

[1]	Assumes the acquisition of CASEE on January 1, 2011.
[2]	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010